Condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Cash acquired from acquisition	$ 30	$ 0
Cash disposed	$ 0	$ (4)